Offsets	Mar. 06, 2026 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	Covenant Logistics Group, Inc
Form or Filing Type	S-3
File Number	333-266826
Initial Filing Date	Aug. 12, 2022
Fee Offset Claimed	$ 18,540
Security Type Associated with Fee Offset Claimed	Unallocated (Universal) Shelf
Security Title Associated with Fee Offset Claimed	Unallocated (Universal) Shelf
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 200,000,000
Termination / Withdrawal Statement

(3)
The Registrant filed a Registration Statement on Form S-3 (File No. 333-198975), which was initially filed on September 26, 2014 and was declared effective on November 13, 2014 (the "2014 Registration Statement"), and paid a filing fee of $12,880. $33,208,000 of the aggregate of $100,000,000 of securities registered under the 2014 Registration Statement remained unsold upon expiration of the 2014 Registration Statement. Pursuant to Rule 457(p) under the Securities Act, the Registrant applied the unused portion of the previously paid filing fee, $4,277.19, against amounts due in association with the filing of a Registration Statement on Form S-3 (File No. 333-228425), filed on November 16, 2018 and was declared effective on November 30, 2018 (the “2018 Registration Statement”). Due to the application of the unused portion of the previously paid filing fee, the filing fee paid contemporaneously with the 2018 Registration Statement was $13,902.81. Upon expiration of the 2018 Registration Statement, the aggregate of $150,000,000 of securities registered under the 2018 Registration Statement remained unsold. Pursuant to Rule 457(p) under the Securities Act, the Registrant applied the unused portion of the previously paid filing fees, $18,180.00, against amounts due in association with the filing of a Registration Statement on Form S-3 (File No. 333-266826), filed on August 12, 2022 and declared effective on August 26, 2022 (the “2022 Registration Statement”). Due to the application of the unused portion of the previously paid filing fees, the filing fee paid contemporaneously with the 2022 Registration Statement was $360.00. Upon expiration of the 2022 Registration Statement, the aggregate of $200,000,000 of securities registered under the 2022 Registration Statement remained unsold. Pursuant to Rule 457(p) under the Securities Act, the Registrant hereby applies the unused portion of the previously paid filing fees associated with the unsold securities registered under the 2022 Registration Statement ($18,540.00) against amounts due in association with this filing. The Registrant hereby confirms that the 2014 Registration Statement, the 2018 Registration Statement, and the 2022 Registration Statement have expired and that all offerings thereunder have terminated.

Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	Covenant Logistics Group, Inc
Form or Filing Type	S-3
File Number	333-266826
Filing Date	Aug. 12, 2022
Fee Paid with Fee Offset Source	$ 360
Offset Note

(3)
The Registrant filed a Registration Statement on Form S-3 (File No. 333-198975), which was initially filed on September 26, 2014 and was declared effective on November 13, 2014 (the "2014 Registration Statement"), and paid a filing fee of $12,880. $33,208,000 of the aggregate of $100,000,000 of securities registered under the 2014 Registration Statement remained unsold upon expiration of the 2014 Registration Statement. Pursuant to Rule 457(p) under the Securities Act, the Registrant applied the unused portion of the previously paid filing fee, $4,277.19, against amounts due in association with the filing of a Registration Statement on Form S-3 (File No. 333-228425), filed on November 16, 2018 and was declared effective on November 30, 2018 (the “2018 Registration Statement”). Due to the application of the unused portion of the previously paid filing fee, the filing fee paid contemporaneously with the 2018 Registration Statement was $13,902.81. Upon expiration of the 2018 Registration Statement, the aggregate of $150,000,000 of securities registered under the 2018 Registration Statement remained unsold. Pursuant to Rule 457(p) under the Securities Act, the Registrant applied the unused portion of the previously paid filing fees, $18,180.00, against amounts due in association with the filing of a Registration Statement on Form S-3 (File No. 333-266826), filed on August 12, 2022 and declared effective on August 26, 2022 (the “2022 Registration Statement”). Due to the application of the unused portion of the previously paid filing fees, the filing fee paid contemporaneously with the 2022 Registration Statement was $360.00. Upon expiration of the 2022 Registration Statement, the aggregate of $200,000,000 of securities registered under the 2022 Registration Statement remained unsold. Pursuant to Rule 457(p) under the Securities Act, the Registrant hereby applies the unused portion of the previously paid filing fees associated with the unsold securities registered under the 2022 Registration Statement ($18,540.00) against amounts due in association with this filing. The Registrant hereby confirms that the 2014 Registration Statement, the 2018 Registration Statement, and the 2022 Registration Statement have expired and that all offerings thereunder have terminated.

Offset: 3
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	Covenant Logistics Group, Inc
Form or Filing Type	S-3
File Number	333-228425
Filing Date	Nov. 16, 2018
Fee Paid with Fee Offset Source	$ 13,902.81
Offset Note

(3)
The Registrant filed a Registration Statement on Form S-3 (File No. 333-198975), which was initially filed on September 26, 2014 and was declared effective on November 13, 2014 (the "2014 Registration Statement"), and paid a filing fee of $12,880. $33,208,000 of the aggregate of $100,000,000 of securities registered under the 2014 Registration Statement remained unsold upon expiration of the 2014 Registration Statement. Pursuant to Rule 457(p) under the Securities Act, the Registrant applied the unused portion of the previously paid filing fee, $4,277.19, against amounts due in association with the filing of a Registration Statement on Form S-3 (File No. 333-228425), filed on November 16, 2018 and was declared effective on November 30, 2018 (the “2018 Registration Statement”). Due to the application of the unused portion of the previously paid filing fee, the filing fee paid contemporaneously with the 2018 Registration Statement was $13,902.81. Upon expiration of the 2018 Registration Statement, the aggregate of $150,000,000 of securities registered under the 2018 Registration Statement remained unsold. Pursuant to Rule 457(p) under the Securities Act, the Registrant applied the unused portion of the previously paid filing fees, $18,180.00, against amounts due in association with the filing of a Registration Statement on Form S-3 (File No. 333-266826), filed on August 12, 2022 and declared effective on August 26, 2022 (the “2022 Registration Statement”). Due to the application of the unused portion of the previously paid filing fees, the filing fee paid contemporaneously with the 2022 Registration Statement was $360.00. Upon expiration of the 2022 Registration Statement, the aggregate of $200,000,000 of securities registered under the 2022 Registration Statement remained unsold. Pursuant to Rule 457(p) under the Securities Act, the Registrant hereby applies the unused portion of the previously paid filing fees associated with the unsold securities registered under the 2022 Registration Statement ($18,540.00) against amounts due in association with this filing. The Registrant hereby confirms that the 2014 Registration Statement, the 2018 Registration Statement, and the 2022 Registration Statement have expired and that all offerings thereunder have terminated.

Offset: 4
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	Covenant Logistics Group, Inc
Form or Filing Type	S-3
File Number	333-198975
Filing Date	Sep. 26, 2014
Fee Paid with Fee Offset Source	$ 4,277.19
Offset Note

(3)
The Registrant filed a Registration Statement on Form S-3 (File No. 333-198975), which was initially filed on September 26, 2014 and was declared effective on November 13, 2014 (the "2014 Registration Statement"), and paid a filing fee of $12,880. $33,208,000 of the aggregate of $100,000,000 of securities registered under the 2014 Registration Statement remained unsold upon expiration of the 2014 Registration Statement. Pursuant to Rule 457(p) under the Securities Act, the Registrant applied the unused portion of the previously paid filing fee, $4,277.19, against amounts due in association with the filing of a Registration Statement on Form S-3 (File No. 333-228425), filed on November 16, 2018 and was declared effective on November 30, 2018 (the “2018 Registration Statement”). Due to the application of the unused portion of the previously paid filing fee, the filing fee paid contemporaneously with the 2018 Registration Statement was $13,902.81. Upon expiration of the 2018 Registration Statement, the aggregate of $150,000,000 of securities registered under the 2018 Registration Statement remained unsold. Pursuant to Rule 457(p) under the Securities Act, the Registrant applied the unused portion of the previously paid filing fees, $18,180.00, against amounts due in association with the filing of a Registration Statement on Form S-3 (File No. 333-266826), filed on August 12, 2022 and declared effective on August 26, 2022 (the “2022 Registration Statement”). Due to the application of the unused portion of the previously paid filing fees, the filing fee paid contemporaneously with the 2022 Registration Statement was $360.00. Upon expiration of the 2022 Registration Statement, the aggregate of $200,000,000 of securities registered under the 2022 Registration Statement remained unsold. Pursuant to Rule 457(p) under the Securities Act, the Registrant hereby applies the unused portion of the previously paid filing fees associated with the unsold securities registered under the 2022 Registration Statement ($18,540.00) against amounts due in association with this filing. The Registrant hereby confirms that the 2014 Registration Statement, the 2018 Registration Statement, and the 2022 Registration Statement have expired and that all offerings thereunder have terminated.